Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The disclosures below are pursuant to the recently adopted Pay versus Performance rules under the Dodd–Frank Wall Street Reform and Consumer Protection Act requiring companies to disclose how NEO compensation relates to the disclosures in the Summary Compensation Table and to certain financial metrics of that company.

Pay versus Performance Table

The following table provides information regarding the compensation paid to our principal executive officer (or PEO) and non-PEO NEOs for the fiscal years ended March 31, 2023, 2022, and 2021 and certain measures of Company performance for such periods. We are using non-GAAP net revenue as the Company Selected Measure.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (In Millions) ($)	Non- GAAP Net Revenue (In Millions)(5) ($)
					Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
2023	20,659,002	9,942,539	8,383,839	3,432,972	122	166	802	7,341
2022	19,858,539	9,862,702	9,279,183	5,423,948	127	183	789	7,515
2021	39,165,820	43,921,635	10,591,829	13,798,185	135	170	837	6,190

Company Selected Measure Name	Non-GAAP Net Revenue
Named Executive Officers, Footnote [Text Block]
(1)	The named executive officers for each applicable year are:

Year	PEO	Non-PEO NEOs
2023	Andrew Wilson	Laura Miele, Chris Suh, Chris Bruzzo, Mala Singh, Kenneth Moss. Messrs. Suh and Bruzzo will depart EA on June 30, 2023. Mr. Moss departed EA on September 2, 2022.
2022	Andrew Wilson	Laura Miele, Chris Suh, Kenneth Moss, Chris Bruzzo, Blake Jorgensen.
2021	Andrew Wilson	Laura Miele, Kenneth Moss, Chris Bruzzo, Blake Jorgensen.

Peer Group Issuers, Footnote [Text Block]
(4)	The peer group used for relative TSR is the RDG Technology Composite Index which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure, assuming an initial fixed $100 investment on March 31, 2020.

PEO Total Compensation Amount	$ 20,659,002	$ 19,858,539	$ 39,165,820
PEO Actually Paid Compensation Amount	$ 9,942,539	9,862,702	43,921,635
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The amounts reported in this column represent “compensation actually paid” to our PEO and other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid,” the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

Year	Executives	Summary Compensation Table Total	Deduct Summary Compensation Table Stock Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Compensation Actually Paid
2023	PEO	$20,659,002	$16,724,254	$11,479,898	$(5,604,317)	$132,210	$9,942,539
	Non-PEO NEOs*	$8,383,839	$7,050,929	$4,486,421	$(2,392,781)	$6,423	$3,432,972
2022	PEO	$19,858,539	$13,973,702	$12,298,844	$(9,102,873)	$781,893	$9,862,702
	Non-PEO NEOs*	$9,279,183	$6,753,613	$6,046,200	$(3,281,856)	$134,034	$5,423,948
2021	PEO	$39,165,820	$32,870,225	$28,724,167	$6,251,497	$2,650,376	$43,921,635
	Non-PEO NEOs*	$10,591,829	$8,097,922	$7,355,643	$2,956,567	$992,067	$13,798,185
*	Presented on an averaged basis

Non-PEO NEO Average Total Compensation Amount	$ 8,383,839	9,279,183	10,591,829
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,432,972	5,423,948	13,798,185
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The amounts reported in this column represent “compensation actually paid” to our PEO and other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid,” the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

Year	Executives	Summary Compensation Table Total	Deduct Summary Compensation Table Stock Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Compensation Actually Paid
2023	PEO	$20,659,002	$16,724,254	$11,479,898	$(5,604,317)	$132,210	$9,942,539
	Non-PEO NEOs*	$8,383,839	$7,050,929	$4,486,421	$(2,392,781)	$6,423	$3,432,972
2022	PEO	$19,858,539	$13,973,702	$12,298,844	$(9,102,873)	$781,893	$9,862,702
	Non-PEO NEOs*	$9,279,183	$6,753,613	$6,046,200	$(3,281,856)	$134,034	$5,423,948
2021	PEO	$39,165,820	$32,870,225	$28,724,167	$6,251,497	$2,650,376	$43,921,635
	Non-PEO NEOs*	$10,591,829	$8,097,922	$7,355,643	$2,956,567	$992,067	$13,798,185
*	Presented on an averaged basis

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between “Compensation Actually Paid” and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between “Compensation Actually Paid” and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between “Compensation Actually Paid” and Non-GAAP Net Revenue
Tabular List [Table Text Block]

Most Important Performance Measures

The performance measures identified below represent the measures the Company considers the most important in its executive compensation program linking pay to performance for fiscal year 2023. The use of each measure is discussed in the Compensation Discussion and Analysis—Our NEOs’ Fiscal Year 2023 Compensation.

Most Important Performance Measures
Non-GAAP Net Revenue*
Non-GAAP Earnings Per Share*
Non-GAAP Operating Income*

*	For more information regarding our use of non-GAAP financial measures for our compensation programs, please refer to the information provided under the heading “About Non-GAAP Financial Measures” in Appendix A below.

Total Shareholder Return Amount	$ 122	127	135
Peer Group Total Shareholder Return Amount	166	183	170
Net Income (Loss)	$ 802,000,000	$ 789,000,000	$ 837,000,000
Company Selected Measure Amount	7,341,000,000	7,515,000,000	6,190,000,000
PEO Name	Andrew Wilson	Andrew Wilson	Andrew Wilson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Revenue
Non-GAAP Measure Description [Text Block]
(5)	We identified Non-GAAP Net Revenue as our Company-Selected Measure. Additional information regarding use of non-GAAP measures and reconciliations to the most direct comparable GAAP measures can be found on Appendix A in the proxy statement for the fiscal year to which the non-GAAP measure relates.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
P E O Deduct Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 16,724,254	$ 13,973,702	$ 32,870,225
P E O Add Year End Value Of Unvested Equity Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,479,898	12,298,844	28,724,167
P E O Add Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,604,317)	(9,102,873)	6,251,497
P E O Add Change In Value Of Vested Equity Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	132,210	781,893	2,650,376
Non Peo N E O Deduct Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,050,929	6,753,613	8,097,922
Non Peo N E O Add Year End Value Of Unvested Equity Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,486,421	6,046,200	7,355,643
Non Peo N E O Add Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,392,781)	(3,281,856)	2,956,567
Non Peo N E O Add Change In Value Of Vested Equity Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,423	$ 134,034	$ 992,067